Investment Securities - Schedule of Present Cost or Amortized Cost and Fair Values of Investments (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Investments [Line Items]
Amortized cost	$ 695	$ 694
Fair value	703	737
Fair value	34,798	53,963	$ 56,428
Amortized cost	36,977	54,647	57,045
Gross unrealized gains	44	94	68
Gross unrealized losses	(519)	(41)
Fair value	36,502	54,700	57,113
U.S. government and government agencies and authorities | Investment securities, held-to-maturity
Schedule Of Investments [Line Items]
Amortized cost	695	694	663
Gross unrealized gains	21	43	22
Gross unrealized losses	(13)
Fair value	703	737	685
U.S. government and government agencies and authorities | Investment securities, available-for-sale
Schedule Of Investments [Line Items]
Amortized cost	36,282	53,953	56,382
Gross unrealized gains	23	51	46
Gross unrealized losses	(506)	(41)
Fair value	$ 35,799	$ 53,963	$ 56,428